UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Healy Circle Capital, LLC

Address:  	444 Madison Avenue, 34th Floor
          	New York, NY  10022


13F File Number: 28-12777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Sulam
Title:  Managing Member
Phone:  212-446-2443


Signature, Place and Date of Signing:

      Marc Sulam		    New York, NY	     November 10, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  41

Form 13F Information Table Value Total: $ 76,837


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
ABB Ltd			ADR	000375204	2,004	100000    SH		Sole		100000
Amer Eagle Outfitters	Comm	02553E106	1,855	110000	  SH		Sole		110000
Amphenol Corp		Comm	032095101	1,507	 40000	  SH		Sole		 40000
Anadarko Pete Corp	Comm	032511107	2,509	 40000    SH		Sole		 40000
Apple Inc		Comm	037833100	2,317	 12500	  SH		Sole		 12500
Belo Corp		Comm	080555105	  649   120000    SH            Sole            120000
Capitol Acquisition CorpComm	14055E104	  988	100000	  SH		Sole		100000
CBS Corp		Comm	124857202	1,687	140000	  SH		Sole		140000
Cooper Tire & Rubber	Comm	216831107	1,758	100000	  SH		Sole		100000
Covanta Hldg Corp	Comm	22282E102	2,601	153000    SH		Sole		153000
Crown Holdings Inc	Comm	228368106	4,243	156000    SH		Sole		156000
E*TRADE Financial Corp	Comm	269246104	  963	550000	  SH		Sole		550000
FedEx Corp		Comm	31428X106	1,504	 20000	  SH		Sole		 20000
Genworth Financial	Comm	37247D106	  837	 70000	  SH		Sole 		 70000
Grace W R & Co		Comm	38388F108	3,702	170300	  SH		Sole		170300
Heckmann Corp		Comm	422680108	1,420	310000    SH		Sole		310000
Heckmann Corp		WTS	422680116	  142	253400	  SH		Sole		253400
Invesco LTD		Comm	G491BT108	2,276	100000    SH		Sole		100000
JB Hunt Transport Svcs	Comm	445658107	  964	 30000	  SH		Sole		 30000
Las Vegas Sands	Corp	Comm	517834107	1,937	115000    SH		Sole		115000
LKQ Corp		Comm	501889208	2,688	145000    SH		Sole		145000
Loews Corp		Comm	540424108	2,809	 82000    SH		Sole		 82000
Manitowoc Co		Comm	563571108	  947	100000    SH		Sole		100000
McDermott Intl Inc	Comm	580037109	3,285	130000    SH		Sole		130000
NCR Corp		Comm	62886E108	1,797	130000    SH		Sole		130000
Nestle SA		ADR	641069406	1,878	 44000    SH		Sole		 44000
Ocwen Financial		Comm	675746309	1,528	135000	  SH		Sole		135000
Pilgrim's Pride Corp	Comm	721467108	1,181	175000    SH		Sole		175000
Select Comfort Corp	Comm	81616X103	1,045	220000    SH		Sole		220000
Simon Property Group	Comm	828806109       1,562    22500    SH		Sole		 22500
Tellabs Inc             Comm	879664100       1,557   225000    SH            Sole            225000
Thompson Creek Metals CoComm	884768102	1,569	130000	  SH		Sole		130000
Timken Co		Comm	887389104	1,172	 50000	  SH		Sole		 50000
Tyco International	SHS	H89128104	2,414	 70000    SH		Sole		 70000
UBS AG			Comm	H89231338	3,296	180000    SH		Sole		180000
United Rentals Inc	Comm	911363109	1,185	115000	  SH		Sole		115000
Vornado Realty Trust	Comm	929042109	1,449	 22500	  SH		Sole		 22500
Walgreen Co		Comm	931422109	2,623	 70000    SH		Sole		 70000
Walter Energy Inc  	Comm    93317Q105       3,904    65000    SH            Sole             65000
Walter Investment Mgmt	Comm	93317W102	1,602	100000    SH		Sole		100000
Watsco Inc		Comm	942622200	1,483	 27500    SH		Sole		 27500


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